Leases - Leased asset and liability balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating lease ROU assets
ROU asset	$ 147,668	$ 97,349
Accumulated amortization of ROU	(25,022)	(21,301)
Net ROU	122,646	76,048
Finance lease ROU assets
ROU asset	181,879	117,168
Accumulated amortization of ROU	(25,011)	(14,133)
Net ROU	156,868	103,035
Operating lease liabilities
Current lease liability	17,592	12,745
Non-current lease liability	115,440	65,498
Lease liability	133,032	78,243
Finance lease liabilities
Current lease liability	8,366	4,565
Non-current lease liability	167,693	109,712
Lease liability	$ 176,059	$ 114,277